Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases, Capital [Abstract]
Schedule of Net Investment in Sales-Type Leases

he Company’s net investment in sales-type leases consisted of the following:

	December 31,	December 31,
	2016	2015
	(U.S. $ in thousands)
Future minimum lease payments receivable	$25,910	$31,858
Less allowance for doubtful accounts	(844)	(682)
Net future minimum lease payment receivable	25,066	31,176
Less unearned interest income	(1,223)	(1,687)
Net investment in sales-type leases	$23,843	$29,489

Schedule of Future Minimum Lease Payments for Sales-type Leases

Future minimum lease payments due from customers under sales-type leases as of December 31, 2016 were as follows:

Year ending December 31,	U.S. $ in thousands
2017	$13,283
2018	7,762
2019	3,217
2020	1,291
2021 and thereafter	357
$25,910